SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, equipment and software (Details)	Jun. 30, 2024
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeTermOfLeaseMember
Machinery and laboratory equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Life	5 years
Vehicles
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Life	4 years
Furniture and tools | Minimum
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Life	3 years
Furniture and tools | Maximum
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Life	5 years
Electronic equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Life	3 years
Software | Minimum
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Life	3 years
Software | Maximum
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Estimated Useful Life	5 years